Vanguard Variable Insurance Funds – Capital Growth Portfolio
Supplement Dated November 24, 2025, to the Prospectus and Summary Prospectus Dated April 29, 2025
Important Changes to Vanguard Variable Insurance Funds – Capital Growth Portfolio (the “Portfolio”)

Effective immediately, a majority of independent trustees of Vanguard Variable Insurance Funds (the “Trustees”) approved changing the advisory fee structure for the Portfolio’s investment advisor, PRIMECAP Management Company (the “Advisor”). The Portfolio will pay the Advisor a base fee that will be adjusted up or down to reflect the Portfolio’s investment performance relative to the total return of the S&P 500 Index. The Trustees believe that the use of performance adjustments or penalties in advisory fee structures better align the interests of an advisor with a fund and its shareholders.

This change to the advisory fee structure for the Portfolio’s investment advisor is not expected impact to the Portfolio’s expense ratio. However, expense ratios for actively managed funds are subject to change based on advisor performance adjustments.

The Portfolio’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
In the More on the Portfolio section under the “Investment Advisor” heading, the paragraph “PRIMECAP’s advisory fee is paid quarterly and is a percentage of average daily net assets under management during the most recent fiscal quarter.” is hereby deleted and replaced in its entirety with the following:

The Portfolio pays the advisor a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets under management during the most recent fiscal quarter. The performance adjustment, also paid quarterly, is based on the cumulative total return of the Portfolio relative to that of the S&P 500 Index over the preceding 36-month period. When the performance adjustment is positive, the Portfolio’s expenses increase; when it is negative, expenses decrease.

© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 277A 112025

Vanguard Variable Insurance Funds – Capital Growth Portfolio

Supplement Dated November 24, 2025, to the Statement of Additional Information Dated April 29, 2025
Important Changes to Vanguard Variable Insurance Funds – Capital Growth Portfolio (the “Portfolio”)
Effective immediately, a majority of independent trustees of Vanguard Variable Insurance Funds (the “Trustees”) approved changing the advisory fee structure for the Portfolio’s investment advisor, PRIMECAP Management Company (the “Advisor”). The Portfolio will pay the Advisor a base fee that will be adjusted up or down to reflect the Portfolio’s investment performance relative to the total return of the S&P 500 Index. The Trustees believe that the use of performance adjustments or penalties in advisory fee structures better align the interests of an advisor with a fund and its shareholders.

This change to the advisory fee structure for the Portfolio’s investment advisor is not expected impact to the Portfolio’s expense ratio. However, expense ratios for actively managed funds are subject to change based on advisor performance adjustments.

The Portfolio’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section under sub-section “I. Capital Growth Portfolio” on page B-68, the paragraph “The Portfolio pays PRIMECAP on a quarterly basis. The advisory fee is a percentage of average daily net assts under management during the most recent fiscal quarter.” is hereby deleted and replaced in its entirety with the following:

The Portfolio pays PRIMECAP a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The performance adjustment, also paid quarterly, is based on the cumulative total return of the Portfolio relative to that of the S&P 500 Index over the preceding 36-month period. When the performance adjustment is positive, the Portfolio’s expenses increase; when it is negative, expenses decrease.
© 2025 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064B 112025